PATENTS (Details) - Patents [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jul. 15, 2017
Finite-Lived Intangible Assets [Line Items]
Estimated useful live	15 years		20 years
Amortization expense	$ 900	$ 0
Accumulated amortization	$ 900	$ 0
Research, legal fees				$ 142,317